PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by operating activities	$ 3,585	$ (9,991)	$ (16,061)
Net cash used in investing activities	13,050	(41,851)	70,855
Net cash used in financing activities	(15,333)	33,356	(340,836)
Exchange rate effect on cash, cash equivalents and restricted cash	(4,828)	(1,436)	(1,464)
Net increase (decrease) in cash, cash equivalents and restricted cash	(3,526)	(19,922)	(287,506)
Cash, cash equivalents and restricted cash at beginning of year	90,437	110,359	397,865
Cash, cash equivalents and restricted cash at end of year	86,911	90,437	110,359
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash provided by operating activities	2,144	86,652	146,815
Net cash used in investing activities	(13,200)	(14,477)	(176)
Net cash used in financing activities		(52,790)	(162,929)
Exchange rate effect on cash, cash equivalents and restricted cash			(4)
Net increase (decrease) in cash, cash equivalents and restricted cash	(11,056)	19,385	(16,294)
Cash, cash equivalents and restricted cash at beginning of year	22,311	2,926	19,220
Cash, cash equivalents and restricted cash at end of year	$ 11,255	$ 22,311	$ 2,926